CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 332,964	$ 375,856	$ 322,656
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	141	346	70
Depreciation expense	46,892	45,603	50,565
Impairment of right-of-use assets	5,411	0	0
Reduction in carrying value of operating right-of-use assets	28,480	30,372	0
Amortization of intangibles	19,234	15,947	15,351
Amortization of government grants	(45)	(44)	(47)
Interest on short term investments	0	(1,065)	(1,329)
Realized gain on sale of short term investments	(234)	(55)	(56)
Interest on operating lease liability	1,668	2,626	0
(Gain)/loss on re-measurement of financial assets	(2,500)	800	(800)
Loss on equity method investments	366	0	0
Amortization of gain on interest rate hedge	(910)	(923)	(923)
Amortization of financing costs	523	540	812
Stock compensation expense	26,271	26,819	31,594
Deferred tax expense / (benefit)	927	(1,537)	1,652
Changes in assets and liabilities:
Increase in accounts receivable	(175,040)	(101,545)	(37,557)
Increase in unbilled revenue	(5,748)	(55,790)	(98,510)
Decrease in other receivables	3,041	2,513	3,107
Increase in prepayments and other current assets	(11,468)	(3,583)	(3,237)
(Increase)/decrease in other non-current assets	(3,225)	(2,912)	856
Increase/(decrease) in unearned revenue	291,844	86,567	(6,253)
Increase in other current liabilities	14,968	19,864	2,009
Decrease in operating lease liabilities	(30,504)	(33,437)	0
Increase/(decrease) in other non-current liabilities	256	1,405	(1,034)
(Decrease)/increase in income taxes payable	(1,765)	734	(5,220)
Increase/(decrease) in accounts payable	26,488	3,440	(5,067)
Net cash provided by operating activities	568,035	412,541	268,639
Cash flows from investing activities:
Purchase of property, plant and equipment	(51,055)	(50,645)	(48,397)
Purchase of subsidiary undertakings	(47,931)	(131,272)	(1,645)
Investment in equity method investments	(2,450)	0	0
Cash acquired from subsidiary undertakings	10,170	11,697	0
Sale of available for sale investments	47,902	21,686	99,865
Purchase of available for sale investments	0	(9,603)	(80,956)
Purchase of investments in equity - long term	(3,212)	(3,890)	(6,163)	$ (10,100)	$ (13,300)
Net cash used in investing activities	(46,576)	(162,027)	(37,296)
Cash flows from financing activities:
Financing costs	(1,554)	0	(823)
Drawdown of credit lines and facilities	350,000	0	0
Repayment of credit lines and facilities	(350,000)	0	0
Purchase of noncontrolling interest	(43,923)	0	0
Proceeds from the exercise of equity compensation	13,203	21,645	16,842
Share issue costs	(14)	(13)	(16)
Repurchase of ordinary shares	(175,000)	(146,931)	(128,960)
Share repurchase costs	(140)	(107)	(66)
Loss on settlement of interest rate hedge	(905)	0	0
Net cash used in financing activities	(208,333)	(125,406)	(113,023)
Effect of exchange rate movements on cash	6,870	(650)	(5,328)
Net increase in cash and cash equivalents	319,996	124,458	112,992
Cash and cash equivalents at beginning of year	520,309	395,851	282,859	282,859	282,859
Cash and cash equivalents at end of year	$ 840,305	$ 520,309	$ 395,851	$ 520,309	$ 840,305